Trade receivables, Contract assets and Other receivables (Tables)	6 Months Ended
Jun. 30, 2025
Trade receivables, Contract assets and Other receivables
Schedule of trade receivables, contract assets and other receivables

	As at
	June 30,	December 31,
(in EUR 000)	2025	2024
Trade receivables	1,330	3,382
Contract assets	1,508	—
R&D incentive receivable (Australia)	196	155
VAT receivable	401	741
Current tax receivable	788	967
Foreign currency swaps and forwards	493	—
Other	1,136	911
Total trade receivables, contract assets and other receivables	5,852	6,156